Related Parties - Schedule of Transaction with Related Parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ambipar Participacoes e Empreendimentos SA [Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)	R$ 295,889	R$ 4,500
Liabilities loan (non-current)	52,500	564,571
Ambipar Lux S a r l [Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)	54	1
Liabilities loan (non-current)	1,282,346
Ambipar ESG Risk Management Ltda [Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)	825	43
Ambipar Logistics Ltda [Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)	1,815	1,815
Liabilities loan (non-current)	2,125	2,145
Environmental ESG Participacoes SA [Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)	44,857	12,595
Liabilities loan (non-current)	186	9,747
Ambipar Eco Products SA [Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)	2,229	2,229
Liabilities loan (non-current)	2,209	2,209
Ambipar Workforce Solution Mao de Obra Temp Ltda [Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)	6,078	6,094
Liabilities loan (non-current)	5,578	5,578
Ambipar Environmental Solutions - Soluções Ambientais Ltda [Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)	1,217	1,154
Liabilities loan (non-current)	3,976	3,203
Ambipar Environment Waste Logistics Ltda, [Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)	717	717
Liabilities loan (non-current)	1,296	1,296
Ambipar Environment Reverse Manufacturing SA [Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)	34	34
Liabilities loan (non-current)	1	1
Ambipar ESG Brasil SA [Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)	30	30
Ambipar Incorporações Ltda [Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)	18,405
Ambipar Coprocessing Ltda [Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)	12	2
Biofílica Ambipar Environmental Investments S.A.[Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)	75	96
Ambipar Environment Waste Management AL S.A [Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)	4,783
Gestion de Servicios Ambientales SAC [Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)		12
Liabilities loan (non-current)		255
Revenues		46
Total for all related parties [Member]
Schedule of Transaction with Related Parties [Line Items]
Assets loan (non-current)	377,020	29,322
Liabilities Dividends payable	29,962	57,364
Liabilities loan (non-current)	1,351,097	620,842
Revenues	87	127	24
Costs	(1,170)	(11)
Net Income (loss)	(1,083)	116	24
Controlling shareholder [Member]
Schedule of Transaction with Related Parties [Line Items]
Liabilities Dividends payable		38,355
Non-controlling shareholders [Member]
Schedule of Transaction with Related Parties [Line Items]
Liabilities Dividends payable	29,962	19,009
Ambipar Environmental Nordeste Ltda [Member]
Schedule of Transaction with Related Parties [Line Items]
Liabilities loan (non-current)	8
Disal Chile Sanitarios Portables Ltda [Member]
Schedule of Transaction with Related Parties [Line Items]
Liabilities loan (non-current)	189	153
Revenues	87	81	24
Costs	(1,170)	(11)
Disal Chile Servicios Integrales Ltda [Member]
Schedule of Transaction with Related Parties [Line Items]
Liabilities loan (non-current)	352	204
Recitotal Com Serv Ltda [Member]
Schedule of Transaction with Related Parties [Line Items]
Liabilities loan (non-current)		8
Ambipar R&D Pesquisa e Desenvolvimento Ltda [Member]
Schedule of Transaction with Related Parties [Line Items]
Liabilities loan (non-current)		99
Ambipar Green Tech Ltda [Member]
Schedule of Transaction with Related Parties [Line Items]
Liabilities loan (non-current)	93	93
Ambipar Compliance Solutions SA [Member]
Schedule of Transaction with Related Parties [Line Items]
Liabilities loan (non-current)	3	3
Ambipar Environmental Centroeste SA [Member]
Schedule of Transaction with Related Parties [Line Items]
Liabilities loan (non-current)	92	143
Brasil Coleta Gerenciamento de Resíduos Ltda [Member]
Schedule of Transaction with Related Parties [Line Items]
Liabilities loan (non-current)		700
Ambipar Environmental Mining Ltda [Member]
Schedule of Transaction with Related Parties [Line Items]
Liabilities loan (non-current)	135	89
Ambipar Environmental Nordeste Ltda [Member]
Schedule of Transaction with Related Parties [Line Items]
Liabilities loan (non-current)	8	8
Ambipar Bank Intermediação de negócios pag e Part SA [Member]
Schedule of Transaction with Related Parties [Line Items]
Liabilities loan (non-current)		R$ 30,337